Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Total Payments
Total	$ 46,464,893	$ 13,432,057	$ 484,495	$ 1,978,739	$ 62,360,184
Blanket Mine
Total	43,305,474	13,160,208	201,813	$ 1,978,739	58,646,235
Caledonia Holdings Zimbabwe (Private) Limited
Total	2,020,250				2,020,250
Bilboes (Oxide mine)
Total	732,706	$ 271,848	266,183		1,270,737
Motapa
Total			$ 16,500		16,500
Caledonia Mining South Africa Proprietary Limited
Total	$ 406,463				$ 406,463